SUBSEQUENT EVENT (Details) - Subsequent Event $ in Millions	1 Months Ended
Mar. 31, 2022 USD ($)
Subsequent Event
Amount purchased	$ 10
Maturity date	Mar. 31, 2024
Borrowings term (in years)	2 years
Interest rate (as a percent)	2.33%